8. Derivative financial instruments and Short positions (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Financial Instruments And Short Positions Tables Abstract
Portfolio Summary of Trading Derivative

	2020	2019	2018

Assets
Swap Differentials Receivable Portfolio Summary of Trading and Hedging Derivatives	14,729,642	14,634,863	14,640,289
Option Premiums to Exercise	4,974,618	1,065,753	716,936
Forward Contracts and Others	9,166,361	4,745,101	3,006,221
Total	28,870,621	20,445,717	18,363,446

Liabilities
Swap Differentials Payable	18,327,611	16,458,397	15,952,283
Option Premiums Launched	4,926,994	1,699,729	563,787
Forward Contracts and Others	8,725,333	4,271,852	1,950,765
Total	31,979,938	22,429,978	18,466,835

Summary by Category
Summary by Category

	2020		2019		2018

	Notional	Fair Value	Notional (1)	Fair Value	Notional (1)	Fair Value
Swap	398,925,842	(3,597,969)		(1,823,534)		(1,431,110)
Assets	278,752,387	14,729,642	282,164,189	147,010,930	177,233,869	44,487,274
CDI (Interbank Deposit Rates)	41,316,315	3,010,880	40,550,627	16,908,791	36,135,015	24,267,591
Fixed Interest Rate - Real	54,159,848	9,607,342	47,140,927	-	47,968,999	-
Indexed to Price and Interest Rates	5,124,411	-	2,388,118	-	2,581,215	-
Foreign Currency	178,076,136	1,039,529	192,084,517	130,102,139	90,495,240	20,219,683
Others	75,676	1,071,891	-	-	53,400	-
Liabilities	120,173,455	(18,327,611)	279,803,610	(148,834,464)	176,385,349	(45,918,384)
CDI (Interbank Deposit Rates)	33,239,801	(13,693,733)	24,353,405	-	11,801,600	-
Fixed Interest Rate - Real	45,088,689	(2,772,479)	67,937,624	(24,079,732)	88,317,044	(23,075,374)
Indexed to Price and Interest Rates	33,026,692	(450,958)	125,829,755	(123,445,067)	24,308,601	(21,775,017)
Foreign Currency	6,636,885	153,695	60,394,529	-	50,748,008	-
Others	2,181,388	(1,564,135)	1,288,297	(1,309,665)	1,210,096	(1,067,993)
Options	2,043,286,085	47,624	1,446,536,133	(1,222,465)	335,073,080	153,149
Purchased Position	1,006,266,897	4,974,618	678,089,904	381,706	149,076,796	716,936
Call Option - US Dollar	1,188,387	39,202	171,871	(281)	14,518,058	239,079
Put Option - US Dollar	1,948,673	109,075	1,456,975	4,355	8,893,620	90,736
Call Option - Other	134,761,947	1,093,583	98,154,363	818,664	3,118,344	131,297
Interbank Market	101,421,659	556,039	98,154,363	819,262	639,488	4,537
Others (2)	33,340,288	537,544	-	(598)	2,478,856	126,760
Put Option - Other	868,367,889	3,732,758	578,306,695	(441,032)	122,546,774	255,824
Interbank Market	864,852,555	3,729,297	578,306,695	(440,959)	121,782,816	217,726
Others (2)	3,515,334	3,461	-	(73)	763,958	38,098
Sold Position	1,037,019,188	(4,926,994)	768,446,229	(1,604,171)	185,996,284	(563,787)
Call Option - US Dollar	1,537,670	699,243	254,945	(1,472)	7,615,856	(101,034)
Put Option - US Dollar	2,315,919	(192,335)	263,994	(2,842)	12,160,912	(169,431)
Call Option - Other	130,919,394	(453,919)	174,166,802	(440,731)	31,679,919	(66,002)
Interbank Market	120,156,285	(464,405)	174,166,802	(440,959)	29,609,298	(13,195)
Others (2)	10,763,109	10,486	-	228	2,070,621	(52,807)
Put Option - Other	902,246,206	(4,979,984)	593,760,488	(1,159,126)	134,539,597	(227,320)
Interbank Market	869,328,317	(4,597,427)	593,760,488	(1,159,038)	133,703,672	(179,841)
Others (2)	32,917,888	(382,557)	-	(88)	835,925	(47,479)

Futures Contracts	270,258,566	-	433,873,180	-	289,508,200	-
Purchased Position	110,275,866	-	72,912,029	-	86,203,734	-
Exchange Coupon (DDI)	12,438,695	-	7,394,951	-	20,590,068	-
Interest Rates (DI1 and DIA)	97,837,171	-	55,430,519	-	32,690,685	-
Foreign Currency	-	-	9,978,419	-	32,456,813	-
Indexes (3)	-	-	-	-	466,168	-
Others	-	-	108,140	-	-	-
Sold Position	159,982,699	-	360,961,151	-	203,304,466	-
Exchange Coupon (DDI)	73,114,014	-	146,032,485	-	146,948,795	-
Interest Rates (DI1 and DIA)	67,958,767	-	196,170,105	-	54,160,203	-
Foreign Currency	18,653,658	-	17,305,604	-	1,992,574	-
Indexes (3)	256,261	-	290,254	-	202,894	-
Treasury Bonds/Notes	-	-	1,162,703	-	-	-
Forward Contracts and Others	163,040,700	441,028	169,401,317	473,249	90,910,841	1,055,456
Purchased Commitment	96,309,648	9,166,361	79,970,842	426,991	38,666,269	1,303,561
Currencies	87,254,202	5,026,567	79,969,759	426,986	38,095,625	1,250,706
Others	9,055,447	4,139,794	1,083	5	570,644	52,855
Sold Commitment	66,731,052	(8,725,333)	89,430,475	46,258	52,244,572	(248,105)
Currencies	64,986,757	(4,846,929)	89,426,698	46,170	51,958,529	(252,160)
Others	1,744,295	(3,878,404)	3,777	88	286,043	4,055

(1) Nominal value of updated contracts.

(2) Includes options of index, mainly being options involving US treasury, shares and stock indexes.

(3) Includes Bovespa and S&P index.

Derivatives Financial Instruments by Counterparty

a.2) Derivatives Financial Instruments by Counterparty

Notional				2020
		Related	Financial
	Customers	Parties	Institutions (1)	Total
"Swap"	40,241,232	97,784,443	140,726,712	278,752,387
Options	23,788,051	922,740	2,018,575,293	2,043,286,085
Futures Contracts	3,198,239	-	267,060,326	270,258,566
Forward Contracts and Others	67,837,797	49,447,532	45,755,371	163,040,700

(1)	Includes trades with B3 S.A. and other securities and commodities exchanges.
Notional				2019	2018
		Related	Financial
	Customers	Parties	Institutions (1)	Total	Total
"Swap"	66,976,262	38,784,704	176,403,223	282,164,189	177,233,869
Options	17,041,979	154,903	1,429,326,073	1,446,522,955	335,073,080
Futures Contracts	1,430,470	-	432,442,712	433,873,182	289,508,200
Forward Contracts and Others	47,199,547	118,612,607	3,589,163	169,401,317	90,910,841

(1) Includes trades with B3 S.A. and other securities and commodities exchanges.

Derivatives Financial Instruments by Maturity

a.3) Derivatives Financial Instruments by Maturity

Notional					2020
		Up to	From 3 to	Over
		3 Months	12 Months	12 Months	Total
"Swap"		58,388,872	98,073,784	122,289,731	278,752,387
Options		931,156,902	572,661,800	539,467,382	2,043,286,084
Futures Contracts		181,521,486	36,328,390	52,408,689	270,258,566
Forward Contracts and Others		104,098,351	33,788,798	25,153,551	163,040,700

Notional				2019	2018
	Up to	From 3 to	Over
	3 Months	12 Months	12 Months	Total	Total
"Swap"	58,298,876	106,268,113	117,597,200	282,164,189	177,233,869
Options	681,033,183	646,187,139	119,302,640	1,446,522,962	335,073,080
Futures Contracts	140,882,437	179,337,860	113,652,884	433,873,181	289,508,200
Forward Contracts and Others	91,779,011	50,070,366	27,551,940	169,401,317	90,910,841

Derivatives by Market Trading

a.4) Derivatives by Market Trading

Notional	Stock Exchange (1)	Over the Counter	2020
			Total
"Swap"	82,122,957	196,629,429	278,752,387
Options	1,940,172,322	103,113,762	2,043,286,084
Futures Contracts	270,258,566	-	270,258,566
Forward Contracts and Others	25,182,494	137,858,206	163,040,700

(1) Includes trades with B3 S.A.

Notional	Stock Exchange (1)	Over the Counter	2019	2018
			Total	Total
"Swap"	150,179,790	131,984,399	282,164,189	177,233,869
Options	1,423,788,845	22,734,117	1,446,522,962	335,073,080
Futures Contracts	433,873,181	-	433,873,181	289,508,200
Forward Contracts and Others	42,651,980	126,749,337	169,401,317	90,910,841

Composition of the Credit Derivatives portfolio shown by its reference value and effect in the calculation of Required Stockholders' Equity

		2020		2019		2018

	Nominal Value	Nominal Value	Nominal Value	Nominal Value	Nominal Value	Nominal Value
	Retained Risk	Transferred Risk -	Retained Risk	Transferred Risk -	Retained Risk	Transferred Risk -
	Total Rate of Return Swap	Credit Swap	Total Rate of Return Swap	Credit Swap	Total Rate of Return Swap	Credit Swap
Credit Swaps	3,483,628	519,670	2,435,880	-	1,959,128	416,541
Total	3,483,628	519,670	2,435,880	-	1,959,128	416,541

During the period, there was no occurrence of credit event related to the events generated by the contracts

		2020		2019		2018
	Over		Over		Over
Maximum Potential for Future Payments - Gross	12 Months	Total	12 Months	Total	12 Months	Total
Per Instrument
CDS	4,003,298	4,003,298	2,435,880	2,435,880	1,959,128	1,959,128
Total	4,003,298	4,003,298	2,435,880	2,435,880	1,959,128	1,959,128
Per Risk Classification
Below Investment Grade	4,003,298	4,003,298	2,435,880	2,435,880	1,959,128	1,959,128
Total	4,003,298	4,003,298	2,435,880	2,435,880	1,959,128	1,959,128
Per Reference Entity
Brazilian Government	4,003,298	4,003,298	2,435,880	2,435,880	1,959,128	1,959,128
Total	4,003,298	4,003,298	2,435,880	2,435,880	1,959,128	1,959,128

Attributable to the type of risk being hedged
	2020		2019		2018
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Fair Value Hedge
Brazilian Treasury Bonds (LTN, NTN-F)	(2,183,841)	-	(2,853,807)	-	(1,381,156)	-
Bonds (LEA)	-	-	(61,761)	-	(191,472)	-
Resolution 2770	-	-	(94)	-	689	-
Trade Finance Off	(5,092)	-	(4,015)	-	(58,020)	-
Total	(2,188,933)	-	(2,919,677)	-	(1,629,959)	-

Hedge Instruments

						12/31/2020
						Hedge
			Hedge Instruments			Objects
	Curve	Adjustment to	Accounting	Curve	Adjustment to	Accounting
Strategies	Value	Market Value	Value	Value	Market Value	Value
Future Contracts	46,649,331	-	46,649,331	42,529,036	2,802,690	45,331,727
Hedge of Securities	46,649,331	-	46,649,331	42,529,036	2,802,690	45,331,727

						12/31/2019
						Hedge
			Hedge Instruments			Objects
	Curve	Adjustment to	Accounting	Curve	Adjustment to	Accounting
Strategies	Value	Market Value	Value	Value	Market Value	Value
Swap Contracts	3,249,742	101,264	3,351,004	3,555,326	662,773	4,218,099
Credit Operations Hedge	1,118,210	28,993	1,147,202	1,423,809	63,231	1,487,040
Hedge of Securities	2,131,532	72,271	2,203,802	2,131,517	599,542	2,731,059
Future Contracts	789,631	-	789,631	45,427,125	3,000,490	48,427,614
Hedge of Securities	789,631	-	789,631	45,427,125	3,000,490	48,427,614

						12/31/2018
						Hedge
			Hedge Instruments			Objects
	Curve	Adjustment to	Accounting	Curve	Adjustment to	Accounting
Strategies	Value	Market Value	Value	Value	Market Value	Value
Swap Contracts	3,908,082	140,447	4,048,529	3,921,249	65,014	3,986,263
Credit Operations Hedge	1,152,249	115,180	1,267,429	1,166,387	50,668	1,217,055
Hedge of Securities	2,755,833	25,267	2,781,100	2,754,862	14,346	2,769,208
Future Contracts	41,286,091	-	41,286,091	44,130,671	(205,941)	43,924,730
Hedge of Securities	41,286,091	-	41,286,091	44,130,671	(205,941)	43,924,730

(*) The Bank has market risk hedge strategies, the objects of which are assets in its portfolio, which is why we demonstrate the passive edge of the respective instruments. For structures whose instruments are futures, we show the balance of the calculated daily adjustment, recorded in a clearing account.

Hedge Structure - Cash Flow
	2020		2019		2018
Hedge Structure	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective	Effective Portion Accumulated	Portion Ineffective
Cash Flow Hedge
Eurobonds	14,666	-	(6,074)	-	(8,925)	-
Trade Finance Off	58,088	-	139,852	-	(16,453)	(3,981)
Government Securities (LFT)	727,437	-	503,665	-	331,922	-
Bank Deposit Certificate - CDB	-	-	-	-	1,225	-
Total	800,190	-	637,443	-	307,769	(3,981)

Hedge Instruments / Hedge Object

			12/31/2020

			Hedge Instruments	Hedge Object
	Accounting	Adjustment to	Market	Accounting
Strategies	Value - liability	Market Value	Value	Value
Swap Contracts	1,428,053	1,428,053	1,302,666	1,302,666
Hedge of Securities	1,428,053	1,428,053	1,302,666	1,302,666
Future Contracts	19,500,234	19,500,234	23,447,934	23,447,934
Hedge of Securities	19,500,234	19,500,234	23,447,934	23,447,934

			12/31/2019

			Hedge Instruments	Hedge Object
	Accounting	Adjustment to	Market	Accounting
Strategies	Value - liability	Market Value	Value	Value
Swap Contracts	1,361,658	35,110	1,396,768	1,324,685
Credit Operations Hedge	435,872	(3,494)	432,378	399,831
Hedge of Securities	925,786	38,604	964,390	924,854
Future Contracts	54,460,972	-	54,460,972	7,726,566
Credit Operations Hedge (1)	50,975,253	-	50,975,253	4,506,878
Hedge of Securities	3,485,719	-	3,485,719	3,219,688

			12/31/2018
			Hedge Instruments	Hedge Object
	Accounting	Adjustment to	Market	Accounting
Strategies	Value - liability	Market Value	Value	Value
Swap Contracts	2,227,004	(24,206)	2,202,798	2,423,678
Credit Operations Hedge	1,032,283	68,730	1,101,012	1,198,921
Hedge of Securities	1,194,721	(92,936)	1,101,786	1,224,757
Future Contracts	44,541,939	-	44,541,939	17,224,115
Credit Operations Hedge (1)	44,000,952	-	44,000,952	16,910,915
Hedge of Securities	540,987	-	540,987	313,200

(*) The Bank has cash flow hedge strategies, the objects of which are assets in its portfolio, which is why we have shown the liability side of the respective instruments. For structures whose instruments are futures, we show the notional's balance, recorded in a clearing account.
(1) Updated value of the instruments on December 31, 2020 is R$6,972,063 (12/31/2019 - R$8,425,386).

Composed of government securities
	2020	2019	2018
Financial Treasury Bills - LFT	4,363,666	5,342,992	7,552,926
National Treasury Bills - LTN	6,155,276	1,086,556	3,392,886
National Treasury Notes - NTN	2,814,274	660,918	873,134
Total	13,333,215	7,090,466	11,818,946